Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balances - December 31, 2021 at Dec. 31, 2018		$ 29,321	$ 6,072,530	$ (7,501,203)		$ (1,399,352)
Begining balance, shares at Dec. 31, 2018		29,321,338
Restructuring adjustments	$ 10	$ (1,595)	(10)	1,400,948		1,399,352
Restructuring adjustments, shares	1	(1,596,651)
Issuances of preferred stock				379		379
Issuances of preferred stock, shares
Balance at Dec. 31, 2019	$ 10	$ 27,725	6,072,520	(6,099,876)		379
Ending balance, shares at Dec. 31, 2019	1	27,724,687
Balances - December 31, 2021 at Jun. 30, 2019		$ 29,321	6,072,530	(7,501,203)		(1,399,352)
Begining balance, shares at Jun. 30, 2019		29,321,338
Restructuring adjustments	$ 10	$ (1,595)	(10)	1,400,948		1,399,352
Restructuring adjustments, shares	1	(1,596,651)
Issuances of preferred stock				379		379
Balance at Dec. 31, 2019	$ 10	$ 27,725	6,072,520	(6,099,876)		379
Ending balance, shares at Dec. 31, 2019	1	27,724,687
Shares Issuance	$ 1,003	$ 15,000	14,000			30,003
Share Issuance, shares	1,000,000	15,000,000
Acquisition of business			224,294	(168,614)		55,680
Net income (loss)				(82,980)		(82,980)
Minority interest					59	59
Issuances of stock	$ 1,013	15,000	14,000			30,003
Issuances of preferred stock, shares	1,000,000
Acquisition of business			224,294	(168,614)		55,680
Balance at Dec. 31, 2020	$ 1,013	$ 42,725	6,310,814	(6,351,470)	59	3,141
Ending balance, shares at Dec. 31, 2020	1,000,000	42,724,687
Net income (loss)				(76,777)		(76,777)
Sold 2 Subsidiaries	$ (1,010)		1,010	(12,734)	(59)	(12,793)
Sold 2 Subsidiaries, shares	(1,000,000)
Balance at Dec. 31, 2021	$ 3	$ 42,725	6,311,824	(6,440,981)		(86,429)
Ending balance, shares at Dec. 31, 2021	1	42,724,687
Shares Issuance		$ 1,068				1,068
Share Issuance, shares		1,068,117
Net income (loss)				(111,426)		(111,426)
Shares Issuance		$ 1,068				1,068
Shares Issuance, shares		1,068,117
Balance at Dec. 31, 2022	$ 3	$ 43,793	6,311,824	(6,552,407)		(196,787)
Ending balance, shares at Dec. 31, 2022	1	43,792,804
Net income (loss)				(19,506)		(19,506)
Balance at Sep. 30, 2023	$ 3	$ 43,793	$ 6,311,824	$ (6,571,913)		$ (216,293)
Ending balance, shares at Sep. 30, 2023	1	43,792,804